Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON SELECT FUNDS
- Baron Real Estate Fund
- Baron Real Estate Income Fund
- Baron Health Care Fund
- Baron FinTech Fund
(each, a “Fund”)
Supplement dated February 28, 2022 to Current Prospectus and Statement of Additional Information for the Funds and the Current Prospectus and Statement of Additional Information for Baron WealthBuilder Fund.
Effective April 29, 2022, the following supplements the information (and supersedes any contrary information) in the prospectus and SAI for the Funds and the prospectus and SAI for Baron WealthBuilder Fund:
Each Fund may invest up to 35% of its total assets at the time of purchase in non-U.S. securities.

Baron Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON SELECT FUNDS
- Baron Real Estate Fund
(each, a “Fund”)
Supplement dated February 28, 2022 to Current Prospectus and Statement of Additional Information for the Funds and the Current Prospectus and Statement of Additional Information for Baron WealthBuilder Fund.
Effective April 29, 2022, the following supplements the information (and supersedes any contrary information) in the prospectus and SAI for the Funds and the prospectus and SAI for Baron WealthBuilder Fund:
Each Fund may invest up to 35% of its total assets at the time of purchase in non-U.S. securities.

Baron Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON SELECT FUNDS
- Baron Real Estate Income Fund
(each, a “Fund”)
Supplement dated February 28, 2022 to Current Prospectus and Statement of Additional Information for the Funds and the Current Prospectus and Statement of Additional Information for Baron WealthBuilder Fund.
Effective April 29, 2022, the following supplements the information (and supersedes any contrary information) in the prospectus and SAI for the Funds and the prospectus and SAI for Baron WealthBuilder Fund:
Each Fund may invest up to 35% of its total assets at the time of purchase in non-U.S. securities.

Baron Health Care Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON SELECT FUNDS
- Baron Health Care Fund
(each, a “Fund”)
Supplement dated February 28, 2022 to Current Prospectus and Statement of Additional Information for the Funds and the Current Prospectus and Statement of Additional Information for Baron WealthBuilder Fund.
Effective April 29, 2022, the following supplements the information (and supersedes any contrary information) in the prospectus and SAI for the Funds and the prospectus and SAI for Baron WealthBuilder Fund:
Each Fund may invest up to 35% of its total assets at the time of purchase in non-U.S. securities.

Baron FinTech Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON SELECT FUNDS
- Baron FinTech Fund
(each, a “Fund”)
Supplement dated February 28, 2022 to Current Prospectus and Statement of Additional Information for the Funds and the Current Prospectus and Statement of Additional Information for Baron WealthBuilder Fund.
Effective April 29, 2022, the following supplements the information (and supersedes any contrary information) in the prospectus and SAI for the Funds and the prospectus and SAI for Baron WealthBuilder Fund:
Each Fund may invest up to 35% of its total assets at the time of purchase in non-U.S. securities.